PROPERTY AND EQUIPMENT	12 Months Ended
Mar. 31, 2018
PROPERTY AND EQUIPMENT
PROPERTY AND EQUIPMENT

6.PROPERTY AND EQUIPMENT

Property and equipment recorded on the Company’s consolidated balance sheets as of March 31, 2017 and 2018, consist of the following:

	Thousands of Yen
	2017	2018
Leasehold improvements	¥710,576	¥299,614
Furniture and fixtures	140,952	133,375
Computers	1,257,079	1,254,982
Assets held under capital lease, principally office equipment	131,318	253,905
Motor vehicles and transport equipment	11,223	9,653
Other	4,029	―
Total	2,255,177	1,951,529
Accumulated depreciation	(1,077,922)	(1,195,647)
Property and equipment —net	¥1,177,255	¥755,882

During the year ended March 31, 2018, the Company recorded impairment charges on leasehold improvements of ¥341,578 thousand.

For the fiscal years ended March 31, 2016, 2017 and 2018, the Company recognized depreciation expenses of ¥341,018 thousand, ¥351,834 thousand and ¥352,318 thousand, respectively.

The Company recognized an impairment loss on certain long-lived assets of ¥5,144 thousand for the fiscal year ended March 31, 2016, which is included in “Selling, general and administrative expenses.” The impairment loss on long-lived assets for the fiscal year ended March 31, 2016 consisted of leasehold improvements and computers, which were owned by a subsidiary in Taiwan. The amount of impairment was determined based on projected future cash flows. The impairment mainly resulted from a delay in the start-up of business in Taiwan.

The Company recognized no impairment loss on long-lived assets for the fiscal year ended March 31, 2017.

The Company recognized an impairment loss of ¥73,161 thousand on certain long-lived assets for the fiscal year ended March 31, 2018, which was included in “Selling, general and administrative expenses.” The impairment loss on long-lived assets for the fiscal year ended March 31, 2018 consisted of software and computers, which were owned by FRONTEO Healthcare, Inc., a subsidiary of FRONTEO. The amount of impairment was determined based on projected future cash flows of the assets. The impairment is recognized because the assets are no longer expected to be used in the future.